11. Repurchase Agreements	12 Months Ended
Dec. 31, 2014
Securities Sold under Agreements to Repurchase [Abstract]
Note 11. Repurchase Agreements

Note 11.  Repurchase Agreements

Securities sold under agreements to repurchase amounted to $28,542,961 and $29,644,615 as of December 31, 2014 and 2013, respectively. These agreements were collateralized by U.S. GSE securities and U.S. Treasury notes with a book value of $32,958,173 and $33,275,039 and a fair value of $32,946,894 and $33,235,708 at December 31, 2014 and 2013, respectively.

The average daily balance of these repurchase agreements was $25,263,130 and $28,537,504 during 2014 and 2013, respectively. The maximum borrowings outstanding on these agreements at any month-end reporting period of the Company were $28,542,961 and $34,539,586 during 2014 and 2013, respectively. These repurchase agreements mature daily and carried a weighted average interest rate of 0.25% during 2014 and 0.39% during 2013.